Load [Member] Expense Example, No Redemption - Alabama Tax-Free Income Series - Alabama Tax-Free Income Series	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	$ 1,061